Note 2 - Going Concern (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Going Concern
Accumulated deficit	$ (22,733,459)	$ (21,858,894)	$ (20,731,928)
Current liabilities exceeded current assets (Working Capital)	1,397,836
Total liabilities exceeded its total assets	$ 1,312,353